INVENTORY	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
INVENTORY	INVENTORY

(US $ millions)	Dec 31, 2020	Dec 31, 2019
Raw materials	$75	$62
Finished goods	67	81
Operating and maintenance supplies	83	87
	$225	$230
At year-end, the provision to reflect inventories at the lower of cost and net realizable value was $22 million (December 31, 2019 – $17 million).